August 1, 2008


U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549


RE:  VANGUARD MUNICIPAL BOND FUNDS (THE "TRUST")
     FILE NO.  2-57689
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Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497 (j) under the Securities Act of 1933 is certification that the Prospectuses and Statement of Additional Information with respect to the above referenced Trust do not differ from that filed in the most recent post-effective amendment, which was filed electronically.


Sincerely,
The Vanguard Group, Inc.



Nathan M. Will
Associate Counsel
Securities Regulation, Legal Department